SUMMARY SECTION – DEAN MID CAP VALUE FUND
Investment Objective
The investment objective of the Dean Mid Cap Value Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation and secondarily, dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dean Mid Cap Value Fund (USD $)	Dean Mid Cap Value Fund
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dean Mid Cap Value Fund		Dean Mid Cap Value Fund
Management Fee		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.39%
Total Annual Fund Operating Expenses		2.39%
Fee Waiver/Expense Reimbursement	[1]	(0.89%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		1.50%
[1]	The Fund's Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.50% of the Fund's average daily net assets through July 31, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Dean Mid Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Dean Mid Cap Value Fund	153	660	1,195	2,658

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies

The Fund primarily invests in equity securities of mid cap companies. The Fund considers “mid cap” companies to be those with market capitalization similar to companies listed on the Russell MidCap® Value Index at the time of investment. As of June 30, 2010, the market capitalization of companies listed on the Russell MidCap® Value Index ranged from  $968 million to  $13.7 billion and the median was  $3.12 billion. The size of the companies in the Russell MidCap® Value Index will change with market conditions. The Russell MidCap® Value Index is rebalanced annually in June to best represent the capitalizations of global mid cap companies.

Using fundamental, bottom-up research, the Fund’s portfolio managers utilize a multi-factored valuation method to identify stocks of mid cap companies that they believe are undervalued at the time of purchase. To identify these companies, the Fund’s portfolio managers look for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio managers also consider various ratios, including the price-to-earnings or price-to-book value ratios and whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio managers attempt to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments. The Fund may from time to time overweight its investments in certain market sectors.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign mid cap companies, directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign mid cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies (including ETFs) that invest primarily in equity securities. The Fund may invest in foreign mid cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”).

The Fund may invest its remaining assets in equity securities of small-cap or large-cap companies, derivative instruments, such as put and call options and futures contracts, or fixed income securities, including corporate bonds, convertible bonds and preferred stocks. Derivative transactions in which the Fund is most likely to engage include futures contracts on an appropriate index to maintain exposure while managing large cash flows in or out of the Fund and, in limited circumstances, options on individual securities to hedge a portfolio security or to generate income. Index futures contracts involve risks because the low margin or premiums normally required in trading these contracts may provide a large amount of leverage, and a relatively small change in the underlying index or price of the contract can produce a disproportionately larger profit or loss. Options also involve risks because specific market movements of an option and the underlying security cannot be predicted with certainty.

Fixed income securities in which the Fund may invest include short-term government and government agency securities, as well as corporate bonds, convertible bonds and preferred stocks that are rated investment grade at the time of purchase of any maturity, ranging from short-term to long-term.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its 80% investment policy, a Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. The investment objective of the Fund may be changed immediately upon notice to shareholders without shareholder approval.

As a result of its investment strategy, the Fund may engage in active trading of mid cap securities which would cause the Fund to experience a high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value-oriented equity securities purchased by the Fund may not rise to the value anticipated by the sub-adviser and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Mid Cap and Small Cap Risks. Securities of companies with medium or small market capitalizations are often more volatile and less liquid than investments in larger companies. Medium and small capitalization companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Management Risk. The sub-adviser’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

• Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.

• Investment Company Securities Risk. When the Fund invests in another investment company, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

• Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

• Fixed Income Securities Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Changes in economic conditions or other circumstances that have a negative impact on the issuer are also more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

• REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

• Derivatives Risk. The Fund (or underlying funds in which it invests) may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

• Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a high portfolio turnover rate. A high portfolio turnover results in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Prior to March 31, 2011 the Fund was known as the Dean Large Cap Value Fund and invested primarily in large cap securities. The Fund’s current mid cap investment strategy would have produced different results during the time periods shown below.
Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 24.84% during the quarter ended June 30, 2003, and the lowest return for a quarter was -24.91% during the quarter ended September 30, 2002.
Average Annual Total Returns for the periods ending December 31, 2010:
Average Annual Total Returns - Dean Mid Cap Value Fund	Column	Label	1 Year		5 Years		10 Years
Dean Mid Cap Value Fund Return Before Taxes	Dean Mid Cap Value Fund	Return Before Taxes	7.49%		(0.74%)		0.60%
Dean Mid Cap Value Fund Return After Taxes on Distributions	Dean Mid Cap Value Fund	Return After Taxes on Distributions	7.14%		(1.08%)		0.04%
Dean Mid Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares	Dean Mid Cap Value Fund	Return After Taxes on Distributions and Sale of Fund Shares	4.87%		(0.83%)		0.04%
Russell Midcap Value Index		Russell Midcap Value Index	24.75%	[1]	4.08%	[1]	8.07%	[1]
Russell Midcap Index		Russell Midcap Index	25.47%	[1]	4.66%	[1]	6.54%	[1]
Russell 1000 Value Index		Russell 1000 Value Index	15.51%	[1]	1.28%	[1]	3.26%	[1]
Russell 1000 Index		Russell 1000 Index	16.10%	[1]	2.59%	[1]	1.83%	[1]
[1]	Effective as of the date of this prospectus, the Fund changed its primary benchmark to the Russell Midcap Value Index, to reflect the change in the Fund's investment strategies. Prior to this date, the Fund's primary benchmark was the Russell 1000 Value Index.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.

SUMMARY SECTION – DEAN SMALL CAP VALUE FUND
Investment Objective
The investment objective of the Dean Small Cap Value Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation and secondarily, dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dean Small Cap Value Fund (USD $)	Dean Small Cap Value Fund
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dean Small Cap Value Fund		Dean Small Cap Value Fund
Management Fee		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.30%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		2.32%
Fee Waiver/Expense Reimbursement	[1]	(0.80%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		1.52%
[1]	The Fund's Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.50% of the Fund's average daily net assets through July 31, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Dean Small Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Dean Small Cap Value Fund	155	648	1,168	2,594

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 165% of the average value of its portfolio.
Principal Investment Strategies

The Fund primarily invests in equity securities of small cap companies. The Fund considers “small cap” companies to be those with market capitalization similar to companies listed on the Russell 2000 Value Index at the time of investment. As of June 30, 2010, the market capitalization of companies listed on the Russell 2000® Value Index ranged from  $49 million to  $2.2 billion and the median was  $378 million. Using fundamental, bottom-up research, the Fund’s portfolio managers utilize a multi-factored valuation method to identify stocks of companies that they believe are undervalued at the time of purchase. The Fund’s portfolio managers look for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio managers may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio managers attempt to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign small cap companies, directly or through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign small cap companies. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies, including ETFs, that invest primarily in equity securities. The Fund may invest in foreign small cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Fund may from time to time overweight its investments in certain market sectors.

The Fund may invest its remaining assets in equity securities of mid or large cap companies, derivative instruments, such as put and call options and futures contracts, and in fixed income securities, including corporate bonds, convertible bonds and preferred stocks. Derivative transactions in which the Fund is most likely to engage include futures contracts on an appropriate index to maintain exposure while managing large cash flows in or out of the Fund and, in limited circumstances, options on individual securities to hedge a portfolio security or to generate income. Index futures contracts involve risks because the low margin or premiums normally required in trading these contracts may provide a large amount of leverage, and a relatively small change in the underlying index or price of the contract can produce a disproportionately larger profit or loss. Options also involve risks because specific market movements of an option and the underlying security cannot be predicted with certainty.

Fixed income securities in which the Fund may invest include short-term government and government agency securities, as well as corporate bonds, convertible bonds and preferred stocks that are rated investment grade at the time of purchase of any maturity, ranging from short-term to long-term.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its 80% investment policy, a Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. The investment objective of the Fund may be changed immediately upon notice to shareholders without shareholder approval.

As a result of its investment strategy, the Fund typically engages in active trading of small cap securities which causes the Fund to experience a high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value-oriented equity securities purchased by the Fund may not rise to the value anticipated by the sub-adviser and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Small and Mid Cap Risks. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Management Risk. The sub-adviser’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

• Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.

• REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

• Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

• Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

• Fixed Income Securities Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Changes in economic conditions or other circumstances that have a negative impact on the issuer are also more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

• Derivatives Risk. The Fund (or underlying funds in which it invests) may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

• Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a high portfolio turnover rate. A high portfolio turnover results in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 37.20% during the quarter ended June 30, 2009 and the lowest return for a quarter was -28.36% during the quarter ended December 31, 2008.
Average Annual Total Returns for the periods ending December 31, 2010:
Average Annual Total Returns - Dean Small Cap Value Fund	Column	Label	1 Year	5 Years	10 Years
Dean Small Cap Value Fund Return Before Taxes	Dean Small Cap Value Fund	Return Before Taxes	22.44%	2.44%	7.18%
Dean Small Cap Value Fund Return After Taxes on Distributions	Dean Small Cap Value Fund	Return After Taxes on Distributions	22.00%	0.78%	5.78%
Dean Small Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares	Dean Small Cap Value Fund	Return After Taxes on Distributions and Sale of Fund Shares	14.59%	1.50%	5.78%
Russell 2000 Value Index		Russell 2000 Value Index	24.50%	3.52%	8.42%
Russell 2000 Index		Russell 2000 Index	26.85%	4.47%	6.33%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.

Label	Element	13 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2010
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 31, 2011
Prospectus Date	rr_ProspectusDate	Mar 31, 2011
Dean Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – DEAN MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dean Mid Cap Value Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, dividend income.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	41121
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	660
5 years	rr_ExpenseExampleYear05	1,195
10 years	rr_ExpenseExampleYear10	2,658
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of mid cap companies. The Fund considers “mid cap” companies to be those with market capitalization similar to companies listed on the Russell MidCap® Value Index at the time of investment. As of June 30, 2010, the market capitalization of companies listed on the Russell MidCap® Value Index ranged from  $968 million to  $13.7 billion and the median was  $3.12 billion. The size of the companies in the Russell MidCap® Value Index will change with market conditions. The Russell MidCap® Value Index is rebalanced annually in June to best represent the capitalizations of global mid cap companies.

Using fundamental, bottom-up research, the Fund’s portfolio managers utilize a multi-factored valuation method to identify stocks of mid cap companies that they believe are undervalued at the time of purchase. To identify these companies, the Fund’s portfolio managers look for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio managers also consider various ratios, including the price-to-earnings or price-to-book value ratios and whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio managers attempt to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments. The Fund may from time to time overweight its investments in certain market sectors.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign mid cap companies, directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign mid cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies (including ETFs) that invest primarily in equity securities. The Fund may invest in foreign mid cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”).

The Fund may invest its remaining assets in equity securities of small-cap or large-cap companies, derivative instruments, such as put and call options and futures contracts, or fixed income securities, including corporate bonds, convertible bonds and preferred stocks. Derivative transactions in which the Fund is most likely to engage include futures contracts on an appropriate index to maintain exposure while managing large cash flows in or out of the Fund and, in limited circumstances, options on individual securities to hedge a portfolio security or to generate income. Index futures contracts involve risks because the low margin or premiums normally required in trading these contracts may provide a large amount of leverage, and a relatively small change in the underlying index or price of the contract can produce a disproportionately larger profit or loss. Options also involve risks because specific market movements of an option and the underlying security cannot be predicted with certainty.

Fixed income securities in which the Fund may invest include short-term government and government agency securities, as well as corporate bonds, convertible bonds and preferred stocks that are rated investment grade at the time of purchase of any maturity, ranging from short-term to long-term.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its 80% investment policy, a Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. The investment objective of the Fund may be changed immediately upon notice to shareholders without shareholder approval.

As a result of its investment strategy, the Fund may engage in active trading of mid cap securities which would cause the Fund to experience a high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign mid cap companies, directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign mid cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies (including ETFs) that invest primarily in equity securities. The Fund may invest in foreign mid cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value-oriented equity securities purchased by the Fund may not rise to the value anticipated by the sub-adviser and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Mid Cap and Small Cap Risks. Securities of companies with medium or small market capitalizations are often more volatile and less liquid than investments in larger companies. Medium and small capitalization companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Management Risk. The sub-adviser’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

• Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.

• Investment Company Securities Risk. When the Fund invests in another investment company, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

• Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

• Fixed Income Securities Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Changes in economic conditions or other circumstances that have a negative impact on the issuer are also more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

• REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

• Derivatives Risk. The Fund (or underlying funds in which it invests) may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

• Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a high portfolio turnover rate. A high portfolio turnover results in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Prior to March 31, 2011 the Fund was known as the Dean Large Cap Value Fund and invested primarily in large cap securities. The Fund’s current mid cap investment strategy would have produced different results during the time periods shown below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
2001	rr_AnnualReturn2001	10.86%
2002	rr_AnnualReturn2002	(36.98%)
2003	rr_AnnualReturn2003	32.03%
2004	rr_AnnualReturn2004	14.32%
2005	rr_AnnualReturn2005	4.49%
2006	rr_AnnualReturn2006	14.36%
2007	rr_AnnualReturn2007	(3.67%)
2008	rr_AnnualReturn2008	(35.14%)
2009	rr_AnnualReturn2009	25.45%
2010	rr_AnnualReturn2010	7.49%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 24.84% during the quarter ended June 30, 2003, and the lowest return for a quarter was -24.91% during the quarter ended September 30, 2002.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.91%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Average Annual Return:	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ending December 31, 2010:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 899-8343
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deanmutualfunds.com
Dean Mid Cap Value Fund | Return Before Taxes
Average Annual Return:	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Dean Mid Cap Value Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	(0.74%)
10 Years	rr_AverageAnnualReturnYear10	0.60%
Dean Mid Cap Value Fund | Return After Taxes on Distributions
Average Annual Return:	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Dean Mid Cap Value Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.14%
5 Years	rr_AverageAnnualReturnYear05	(1.08%)
10 Years	rr_AverageAnnualReturnYear10	0.04%
Dean Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Dean Mid Cap Value Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.87%
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
10 Years	rr_AverageAnnualReturnYear10	0.04%
Dean Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – DEAN SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dean Small Cap Value Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, dividend income.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	41121
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	rr_ExpenseExampleYear01	155
3 years	rr_ExpenseExampleYear03	648
5 years	rr_ExpenseExampleYear05	1,168
10 years	rr_ExpenseExampleYear10	2,594
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 165% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	165.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of small cap companies. The Fund considers “small cap” companies to be those with market capitalization similar to companies listed on the Russell 2000 Value Index at the time of investment. As of June 30, 2010, the market capitalization of companies listed on the Russell 2000® Value Index ranged from  $49 million to  $2.2 billion and the median was  $378 million. Using fundamental, bottom-up research, the Fund’s portfolio managers utilize a multi-factored valuation method to identify stocks of companies that they believe are undervalued at the time of purchase. The Fund’s portfolio managers look for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The portfolio managers may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio managers attempt to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign small cap companies, directly or through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign small cap companies. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies, including ETFs, that invest primarily in equity securities. The Fund may invest in foreign small cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Fund may from time to time overweight its investments in certain market sectors.

The Fund may invest its remaining assets in equity securities of mid or large cap companies, derivative instruments, such as put and call options and futures contracts, and in fixed income securities, including corporate bonds, convertible bonds and preferred stocks. Derivative transactions in which the Fund is most likely to engage include futures contracts on an appropriate index to maintain exposure while managing large cash flows in or out of the Fund and, in limited circumstances, options on individual securities to hedge a portfolio security or to generate income. Index futures contracts involve risks because the low margin or premiums normally required in trading these contracts may provide a large amount of leverage, and a relatively small change in the underlying index or price of the contract can produce a disproportionately larger profit or loss. Options also involve risks because specific market movements of an option and the underlying security cannot be predicted with certainty.

Fixed income securities in which the Fund may invest include short-term government and government agency securities, as well as corporate bonds, convertible bonds and preferred stocks that are rated investment grade at the time of purchase of any maturity, ranging from short-term to long-term.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its 80% investment policy, a Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. The investment objective of the Fund may be changed immediately upon notice to shareholders without shareholder approval.

As a result of its investment strategy, the Fund typically engages in active trading of small cap securities which causes the Fund to experience a high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign small cap companies, directly or through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign small cap companies. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and other investment companies, including ETFs, that invest primarily in equity securities. The Fund may invest in foreign small cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Fund may from time to time overweight its investments in certain market sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The value-oriented equity securities purchased by the Fund may not rise to the value anticipated by the sub-adviser and may even decline in value. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Small and Mid Cap Risks. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

• Management Risk. The sub-adviser’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

• Sector Focus Risk. To the extent that the Fund focuses in one or more industry sectors, factors affecting those sectors could affect Fund performance.

• REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

• Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

• Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

• Fixed Income Securities Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Changes in economic conditions or other circumstances that have a negative impact on the issuer are also more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

• Derivatives Risk. The Fund (or underlying funds in which it invests) may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

• Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a high portfolio turnover rate. A high portfolio turnover results in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
2001	rr_AnnualReturn2001	20.23%
2002	rr_AnnualReturn2002	(13.54%)
2003	rr_AnnualReturn2003	37.49%
2004	rr_AnnualReturn2004	17.45%
2005	rr_AnnualReturn2005	5.60%
2006	rr_AnnualReturn2006	11.29%
2007	rr_AnnualReturn2007	(14.59%)
2008	rr_AnnualReturn2008	(32.79%)
2009	rr_AnnualReturn2009	44.21%
2010	rr_AnnualReturn2010	22.44%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 37.20% during the quarter ended June 30, 2009 and the lowest return for a quarter was -28.36% during the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Average Annual Return:	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ending December 31, 2010:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at www.deanmutualfunds.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 899-8343
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deanmutualfunds.com
Dean Small Cap Value Fund | Return Before Taxes
Average Annual Return:	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Dean Small Cap Value Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.44%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	7.18%
Dean Small Cap Value Fund | Return After Taxes on Distributions
Average Annual Return:	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Dean Small Cap Value Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.00%
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Dean Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Dean Small Cap Value Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Russell Midcap Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
1 Year	rr_AverageAnnualReturnYear01	24.75%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.08%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.07%	[2]
Russell Midcap Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index
1 Year	rr_AverageAnnualReturnYear01	25.47%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.66%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.54%	[2]
Russell 1000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
1 Year	rr_AverageAnnualReturnYear01	15.51%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.28%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.26%	[2]
Russell 1000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
1 Year	rr_AverageAnnualReturnYear01	16.10%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.59%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.83%	[2]
Russell 2000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Russell 2000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%

[1]	The Fund's Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.50% of the Fund's average daily net assets through July 31, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[2]	Effective as of the date of this prospectus, the Fund changed its primary benchmark to the Russell Midcap Value Index, to reflect the change in the Fund's investment strategies. Prior to this date, the Fund's primary benchmark was the Russell 1000 Value Index.